Assets held for sale - Long Lived Assets Held For Sale (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Assets held for sale [Abstract]
Assets Held For Sale Reclassification From Property Plant And Equipment	$ 25,944
As of December 31	$ 25,944